Fair Value Measurements - Additional Information (Detail)	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers between levels	$ 0